FINANCIAL INSTRUMENTS - Foreign Currency Risk (Details)	Dec. 31, 2025 CAD ($)
US dollar
FINANCIAL INSTRUMENTS
Change in the exchange rate	5.00%
Net increase or decrease in cash, accounts receivable, marketable securities, accounts payable and accrued liabilities, and debentures	$ 562,746
Australian dollar
FINANCIAL INSTRUMENTS
Change in the exchange rate	5.00%
Net increase or decrease in cash, accounts receivable, marketable securities, accounts payable and accrued liabilities, and debentures	$ 122,823